Employee benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits
Note 7 - Employee benefits
The total employee benefits costs for the Group (including key management personnel) during the periods presented were as follows:

	For the year ended December 31,
	2024	2023	2022
Wages, salaries, and other short-term benefits	116,804	157,011	127,242
Social security and other social benefits	49,828	44,255	30,216
Post-employment benefits	26,948	29,523	26,294
Share-based compensation	9,841	4,867	4,958
Termination benefits	5,727	—	—
Total employee benefits	$209,148	$235,656	$188,710
Post-employment benefits primarily reflects those related to defined contribution plans for the years ended December 31, 2024, 2023 and 2022, inclusive of costs related to the ITP 2. Expenses related to defined contribution plans amounted to $19,888, $21,125 and $20,664 for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table discloses total costs related to employee benefits for the Group’s Executive Management Team (“EMT”) and managing directors at the Group’s sales units:

	For the year ended December 31,
	2024	2023	2022
Termination benefits	5,727	—	—
Short-term employee benefits	5,711	6,205	8,486
Share-based compensation	1,430	1,829	1,294
Post-employment benefits	656	907	996
Other long-term benefits	—	—	228
Total benefits to key management personnel only	$13,524	$8,941	$11,004
The Group’s EMT has the authority and responsibility for planning, directing, and controlling the Polestar Group’s activities. The CEO has the ultimate authority for approval of actions proposed by each member of the EMT. As of December 31, 2024, the EMT consisted of the following individuals:
•Michael Lohscheller (CEO);
•Jean-François Mady (Chief Financial Officer, “CFO”); and
•Jonas Engström (Chief Operating Officer, ("COO").
Effective December 2024, EMT included a COO position.
As of December 31, 2023, the EMT consisted of the following individuals:
•Thomas Ingenlath (CEO); and
•Johan Malmqvist (CFO).
On August 31, 2023, Dennis Nobelius resigned as COO.
As of December 31, 2022, the EMT consisted of the following individuals:
•Thomas Ingenlath (CEO);
•Johan Malmqvist (CFO); and
•Dennis Nobelius (COO).
The average monthly number of persons employed by the Group (including key management personnel) for the periods presented were as follows:

	For the year ended December 31,
	2024	2023	2022
Sales and marketing	707	796	705
R&D, design, and digital	656	756	639
Manufacturing	18	19	12
Management, administration, and others	550	651	534
Total average monthly headcount of the Group	1,931	2,222	1,890